Financial instruments and risk management - Financial assets and liabilities measured at fair value (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 531	£ 217
Derivative liabilities	(129)	(123)
Financial assets/(liabilities) at fair value	402	94
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets - other	86	89
Financial liabilities - other	(401)	(352)
Financial assets/(liabilities) at fair value	(315)	(263)
Contingent consideration recognised on acquisition of businesses | Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities - other	£ (227)	£ (188)	£ 0